UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL (Parenthetical) $ in Millions	Jun. 30, 2025 USD ($)
Statement of changes in equity [abstract]
Non-controlling interests	$ 1,800